Taxes on Income	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 13:- TAXES ON INCOME

a.	The main reconciling items between the theoretical and actual tax rate during the six months ended June 30, 2020, derives mainly from: tax expense related to the Company’s foreign subsidiaries income at different tax rates and deferred tax benefit recognized in Israel related to current losses at Beneficiary Enterprise reduced tax rates.

b.	The Company and its Israeli subsidiary received final tax assessments through 2012 and are currently subject to a tax audit for the years 2013 to 2018 by the Israeli Tax Authority (“ITA”). The Company received an assessment for years 2013 and 2014 which is still subject to another review by the ITA before it is finalized.

The Company appealed before the second review and it believes the claims and the position taken on its tax returns are solid and valid. The ITA may furthermore disagree with the Company and its Israeli subsidiary positions taken for other years as well, and the Company may be subject to additional tax liabilities, which could have a material adverse effect on its results of operations.

The U.S subsidiary received final tax assessment through 2012, the German subsidiary received final tax assessment through 2014, the Hong Kong subsidiary, the United Kingdom Subsidiary and the Japan subsidiary have not received a final tax assessment since inception.